Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

NOTE 9 — LEASE

The Company has two lease contracts were for the company’s office space, located on the same floor in Yangpu District of Shanghai, the original leases are from February 1, 2020 to January 31, 2023, and the leaseholders are both Aml Fong (Shanghai) Co., LTD. The Company resigned the agreement and the leases are from February 1, 2023 to January 31, 2025. For lease liability, the Company has classified current portion and non-current portion liabilities. Total lease liability equals the total amount of present value of future lease payments. Current portion equals the present value of the future 12 months lease payments. Non-current portion equals the remaining of lease liability balance.

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2024	2023
Right-of-use assets, net	$13,826	$123,783

Operating lease liabilities – current	14,770	176,673
Operating lease liabilities – non-current	-	15,222
Total	$14,770	$191,895

The weighted average discount rates and lease cost for all of operating leases were as follows as of December 31, 2024

	December 31,	December 31,
Weighted average discount rates and lease cost:	2024	2023
Weighted average discount rate	6.20%	6.20%

Operating lease cost	114,637	21,866

The following table presents maturity of lease liabilities as of December 31, 2024:

As of
December 31,
Twelve months ending December 31,	2024
FY2025	$14,846
Total future minimum lease payments	14,846
Less: imputed interest	(76)
Present value of lease liabilities	$14,770